Financing Charges - Schedule of Financing Charges (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift, Interest [Abstract]
Interest on long-term debt	$ 450	$ 424
Interest on short-term notes	6	9
Other	12	15
Less: Interest capitalized on construction and development in progress	(56)	(54)
Interest earned on cash and cash equivalents	(1)	(2)
Net financing charges	$ 411	$ 392